WESTCORE GROWTH FUND
WESTCORE GROWTH FUND
Investment Objective
The Westcore Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in common stocks of large companies selected for their growth potential.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - WESTCORE GROWTH FUND - USD ($)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$ 12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - WESTCORE GROWTH FUND		Retail Class	Institutional Class
Management Fees		0.65%	0.65%
Distribution (12b-1) Fees		none	none
Other Expenses		0.52%	0.63%
Total Annual Fund Operating Expenses		1.17%	1.28%
Fee Waiver and Expense Reimbursement	[1]	(0.02%)	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	1.15%	0.95%
[1]	Denver Investments (the "Adviser") has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2016 until at least April 30, 2017. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund's Financial Highlights, will be no more than 1.15% for the Fund's Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified prior to April 30, 2017 without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - WESTCORE GROWTH FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Retail Class	117	370	641	1,417
Institutional Class	97	373	670	1,515

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies of the Fund
•	The Fund invests primarily in the common stock of large companies. The portfolio management team identifies companies with market capitalizations of $2 billion and above at the time of purchase, and that the team believes possess a competitive advantage in the global marketplace, with the potential for high returns on capital and long-term growth.
•	The team implements an investment strategy that is based on the belief that equity prices are correlated with earnings over time. The team develops in-house financial models that reflect its growth expectations and uses several methods to estimate the intrinsic worth of a business, with an emphasis on sector-specific valuation metrics. Through independent, fundamental research, the team seeks to identify catalysts it believes should lead to improving company fundamentals and/or accelerating growth.
•	The team seeks to manage risk through its valuation discipline, in-depth fundamental research and portfolio structure. With respect to portfolio structure, the team typically maintains guidelines to sustain exposure to most sectors within the benchmark. However, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.
•	The team adheres to key growth criteria to identify large-capitalization growth companies that it believes have sustainable competitive advantages. Key attributes the team looks for include unique competitive advantage, leadership in a growth industry, strong/proven management, strong financial model, above-average earnings growth/potential, fundamental catalysts for additional growth and positive earnings revisions trends. The team strives to fully understand the drivers of growth and profitability for each company and the dynamics of the industry in which a company operates.
•	The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
•	Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
•	Risk of Loss: You could lose money by investing in the Fund.
•	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.
•	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
•	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.
•	Portfolio Turnover Risk: A higher rate of turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund’s return.

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year, five years and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return:  3/31/2012  17.74%          Lowest Quarterly Return:   12/31/2008  (23.08)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2015)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - WESTCORE GROWTH FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Retail Class	4.43%	11.14%	6.69%
Retail Class | Return After Taxes on Distributions	(4.31%)	6.55%	4.21%
Retail Class | Return After Taxes on Distributions and Sale of Fund Shares	8.52%	8.11%	4.96%
Institutional Class	4.68%	11.35%		5.39%	Sep. 28, 2007
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) - Retails	5.67%	13.53%	8.53%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) - Institutional	5.67%	13.53%		7.70%	Sep. 28, 2007